Note N - Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2010	10,261,615	$0.32

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(2,011,615)	0.39
Outstanding, as of December 31, 2011	8,250,000	$0.30	3.97

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2012	8,250,000	$0.30	2.97	—
Vested or expected to vest at December 31, 2012	8,250,000	$0.30	2.97	—
Exercisable at December 31, 2012	8,250,000	$0.30	2.97	—